Financial instruments - Forward exchange contracts (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of financial assets [line items]
Realized losses (gains) on foreign exchange hedges reclassified to revenue	$ (1,064,000)	$ 1,804,000
Forward exchange contract
Disclosure of financial assets [line items]
Hedge ineffectiveness	0
Forward exchange contract | Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | €			€ 25.8	€ 12.2
Forward exchange contract | Cash flow hedges | other current assets
Disclosure of financial assets [line items]
Assets, fair value	$ 700,000
Forward exchange contract | Cash flow hedges | other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value		$ 600,000